Debt (Details) - Schedule of maturities of the long-term debt - Manscaped Holdings, LLC [Member] $ in Thousands	Dec. 31, 2008 USD ($)
Debt (Details) - Schedule of maturities of the long-term debt [Line Items]
2021	$ 7,000
2022
2023	10,000
2024	14,083
Total	$ 31,083